Income Taxes (Tables)	7 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of income tax provision (benefit)
Current
Federal	$(22,355)
State	-
Deferred
Federal	(44,871)
State	-
Change in valuation allowance	67,226
Income tax provision	$-

Schedule of net deferred tax assets
Deferred tax asset:
Start-up/organization costs	$44,871
Net operating loss carryforwards	22,355
Total deferred tax assets	67,226
Valuation allowance	(67,226)
Deferred tax asset, net of allowance	$–

Schedule of reconciliation of the statutory federal income tax rate (benefit)
Statutory Federal income tax rate	21.0%
Change in fair value of derivative warrant liabilities	(20.0)
Financing cost on derivative warrant liabilities	(0.6)
Change in Valuation Allowance	(0.4)%
Effective tax rate	0.0%